Leases (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 31, 2020	Dec. 31, 2022
Disclosure Of Leases Text Block Abstract
Additional lease years		10 years
Leases with durations	12 months
Terminate lease, term	terminate the lease after a 4-year term following a 12-month notice in advance, and an option to renew the lease to an additional 5-year term
Lease periods expiring			lease periods expiring between 2023 and 2034
Expiry dates and renewal options, description			expiry dates varying between 2023 and 2024, with renewal options varying between 2023 and 2029